CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Stockholders Deficit SOBR Safe Inc [Member]
Balance, shares at Dec. 31, 2018		3,510,255	1,388,575
Balance, amount at Dec. 31, 2018	$ (3,423,431)	$ 35	$ 14	$ 14,888,941	$ (18,262,136)	$ (50,285)	$ (3,373,146)
Common stock issued for cash, shares		1,065,982
Common stock issued for cash, amount	39,000	$ 11	0	38,989	0	0	39,000
Common stock issued for executive compensation, shares		420,926
Common stock issued for executive compensation, amount	59,500	$ 4	$ 0	59,496	0	0	59,500
Common stock issued due to stock warrants exercise, shares		1,038,339
Common stock issued due to stock warrants exercise, amount	146,774	$ 11		146,763	0	0	146,774
Common stock issued upon conversion of convertible preferred stock to common stock, shares		417,491	(1,388,575)
Common stock issued upon conversion of convertible preferred stock to common stock, amount	(1,329,560)	$ 4	$ (14)	(1,329,550)	0	0	(1,329,560)
Paid-in capital - fair value of stock warrants granted	160,544	0	0	160,544	0	0	160,544
Paid-in capital - fair value of related party stock options vested	71,655	0	0	71,655	0	0	71,655
Paid-in capital - fair value of non-related party stock options granted	23,912	0	0	23,912	0	0	23,912
Paid-in capital - gain on related party executive compensation conversion	535,500	0	0	535,500	0	0	535,500
Paid-in capital - gain on related party debt conversion	39,992	0	0	39,992	0	0	39,992
Paid-in capital - gain on related party preferred stock conversion	1,329,561	0	0	1,329,561	0	0	1,329,561
Paid-in capital - beneficial conversion feature	5,589	0	0	5,589	0	0	5,589
Net loss	(1,252,157)	$ 0	0	0	(1,249,032)	(3,125)	(1,249,032)
Balance, shares at Dec. 31, 2019		6,452,993
Balance, amount at Dec. 31, 2019	(3,593,121)	$ 65	0	15,971,392	(19,511,168)	(53,410)	(3,539,711)
Common stock issued due to stock warrants exercise, shares		454,097
Common stock issued due to stock warrants exercise, amount	65,728	$ 4	0	65,724	0	0	65,728
Paid-in capital - gain on related party debt conversion	124,291	39,450	0	124,291	0	0	124,291
Paid-in capital - beneficial conversion feature	174	0	0	174	0	0	174
Net loss	(449,874)	$ 0	0	0	(450,023)	149	(450,023)
Common stock issued for compensation, shares		601
Common stock issued for compensation, amount	20,800	$ 0	0	20,800	0	0	20,800
Common stock issued to settle related party payables, shares		214,883
Common stock issued to settle related party payables, amount	493,074	$ 2	0	493,072	0	0	493,074
Common stock issued to settle accounts payable and accrued expenses, shares		38,323
Common stock issued to settle accounts payable and accrued expenses, amount	92,385	$ 0	0	92,385	0	0	92,385
Common stock issued to settle related party debt, shares		648,739
Common stock issued to settle related party debt, amount	826,964	$ 6	0	826,958	0	0	826,964
Common stock issued to settle non-related party debt, shares		70,448
Common stock issued to settle non-related party debt, amount	166,526	$ 1	0	166,525	0	0	166,526
Paid-in capital - fair value of stock options vested		0	0	39,450	0	0	39,450
Paid-in capital - gain on related party payables conversion	221,557	0	0	221,557	0	0	221,557
Paid-in capital - loss on debt extinguishment	116,893	$ 0	0	116,893	0	0	116,893
Balance, shares at Mar. 31, 2020		7,880,084
Balance, amount at Mar. 31, 2020	(1,875,153)	$ 78	0	18,139,221	(19,961,191)	(53,261)	(1,821,892)
Balance, shares at Dec. 31, 2019		6,452,993
Balance, amount at Dec. 31, 2019	(3,593,121)	$ 65	0	15,971,392	(19,511,168)	(53,410)	(3,539,711)
Net loss	(28,898,637)
Balance, shares at Sep. 30, 2020		20,046,424
Balance, amount at Sep. 30, 2020	(374,507)	$ 201	0	48,250,387	(48,571,733)	(53,362)	(321,145)
Balance, shares at Dec. 31, 2019		6,452,993
Balance, amount at Dec. 31, 2019	(3,593,121)	$ 65	0	15,971,392	(19,511,168)	(53,410)	(3,539,711)
Common stock issued for executive compensation, shares		72,159
Common stock issued for executive compensation, amount	76,480	$ 1	0	76,479	0	0	76,480
Common stock issued due to stock warrants exercise, shares		454,097
Common stock issued due to stock warrants exercise, amount	65,728	$ 4	$ 0	65,724	0	0	65,728
Common stock issued upon conversion of convertible preferred stock to common stock, shares		2,700,000	(2,700,000)
Common stock issued upon conversion of convertible preferred stock to common stock, amount	0	$ 27	$ (27)	0	0	0	0
Paid-in capital - fair value of stock warrants granted	915,124	0	0	915,124	0	0	915,124
Paid-in capital - gain on related party debt conversion	124,291	0	0	124,291	0	0	124,291
Paid-in capital - beneficial conversion feature	1,407,675	0	0	1,407,675	0	0	1,407,675
Net loss	(29,982,292)	$ 0	0	0	(29,982,172)	(120)	(29,982,172)
Common stock issued for compensation, shares		1,025
Common stock issued for compensation, amount	20,800	$ 0	0	20,800	0	0	20,800
Common stock issued to settle related party payables, shares		260,150
Common stock issued to settle related party payables, amount	579,814	$ 3	0	579,811	0	0	579,814
Common stock issued to settle accounts payable and accrued expenses, shares		159,395
Common stock issued to settle accounts payable and accrued expenses, amount	265,677	$ 2	0	265,675	0	0	265,677
Common stock issued to settle related party debt, shares		648,739
Common stock issued to settle related party debt, amount	826,964	$ 6	0	826,958	0	0	826,964
Common stock issued to settle non-related party debt, shares		70,448
Common stock issued to settle non-related party debt, amount	166,526	$ 1	0	166,525	0	0	166,526
Paid-in capital - fair value of stock options vested	239,476	0	0	239,476	0	0	239,476
Paid-in capital - gain on related party payables conversion	272,299	0	0	272,299	0	0	272,299
Paid-in capital - loss on debt extinguishment	390,409	$ 0	0	390,409	0	0	390,409
Common stock issued for asset purchase, shares		12,000,000
Common stock issued for asset purchase, amount	27,120,000	$ 120	0	27,119,880	0	0	27,120,000
Common stock issued upon conversion of related party debt and accrued interest, shares		3,103,028
Common stock issued upon conversion of related party debt and accrued interest, amount	1,551,514	$ 31	$ 0	1,551,483	0	0	1,551,514
Series A-1 Convertible Preferred stock issued for cash, shares			2,700,000
Series A-1 Convertible Preferred stock issued for cash, amount	2,700,000	0	$ 27	2,699,973	0	0	2,700,000
Dividends - Series A-1 Convertible Preferred stock	(107,880)	$ 0	0	0	(107,880)	0	(107,880)
Balance, shares at Dec. 31, 2020		25,922,034
Balance, amount at Dec. 31, 2020	3,039,484	$ 260	0	52,693,974	(49,601,220)	(53,530)	3,093,014
Balance, shares at Mar. 31, 2020		7,880,084
Balance, amount at Mar. 31, 2020	(1,875,153)	$ 78	0	18,139,221	(19,961,191)	(53,261)	(1,821,892)
Paid-in capital - fair value of stock warrants granted	695,454	0	0	695,454	0	0	695,454
Paid-in capital - beneficial conversion feature	1,407,501	0	0	1,407,501	0	0	1,407,501
Net loss	(27,711,163)	$ 0	0	0	(27,710,964)	(199)	(27,710,964)
Common stock issued to settle related party payables, shares		45,268
Common stock issued to settle related party payables, amount	86,740	$ 1	0	86,739	0	0	86,740
Common stock issued to settle accounts payable and accrued expenses, shares		121,072
Common stock issued to settle accounts payable and accrued expenses, amount	173,292	$ 2	0	173,290	0	0	173,292
Paid-in capital - fair value of stock options vested	257,482	0	0	257,482	0	0	257,482
Paid-in capital - gain on related party payables conversion	50,741	$ 0	0	50,741	0	0	50,741
Common stock issued for asset purchase, shares		12,000,000
Common stock issued for asset purchase, amount	27,120,000	$ 120	0	27,119,880	0	0	27,120,000
Paid-in capital - loss on extinguishment of convertible notes	273,462	$ 0	0	273,462	0	0	273,462
Balance, shares at Jun. 30, 2020		20,046,424
Balance, amount at Jun. 30, 2020	478,356	$ 201	0	48,203,770	(47,672,155)	(53,460)	531,816
Net loss	(737,600)	0	0	0	(737,698)	98	(737,698)
Paid-in capital - fair value of stock options vested	46,617	0	0	46,617	0	0	46,617
Dividends payable-Series A-1 convertible preferred stock	(161,880)	$ 0	0	0	(161,880)	0	(161,880)
Balance, shares at Sep. 30, 2020		20,046,424
Balance, amount at Sep. 30, 2020	(374,507)	$ 201	0	48,250,387	(48,571,733)	(53,362)	(321,145)
Balance, shares at Dec. 31, 2020		25,922,034
Balance, amount at Dec. 31, 2020	3,039,484	$ 260	0	52,693,974	(49,601,220)	(53,530)	3,093,014
Paid-in capital - beneficial conversion feature	480,619	0	0	480,619	0	0	480,619
Net loss	(1,002,434)	$ 0	0	0	(1,002,340)	(94)	(1,002,340)
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, shares		43,169
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, amount	107,880	$ 0	0	107,880	0	0	107,880
Paid-in capital - fair value of stock options and RSU vested	105,013	0	0	105,013	0	0	105,013
Paid-in capital - relative fair value of stock warrants granted	619,381	$ 0	0	619,381	0	0	619,381
Balance, shares at Mar. 31, 2021		25,965,203
Balance, amount at Mar. 31, 2021	3,349,943	$ 260	0	54,006,867	(50,603,560)	(53,624)	3,403,567
Balance, shares at Dec. 31, 2020		25,922,034
Balance, amount at Dec. 31, 2020	3,039,484	$ 260	0	52,693,974	(49,601,220)	(53,530)	3,093,014
Net loss	(4,566,567)
Balance, shares at Sep. 30, 2021		25,981,203
Balance, amount at Sep. 30, 2021	2,109,393	$ 260	0	56,330,450	(54,167,685)	(53,632)	2,163,025
Balance, shares at Mar. 31, 2021		25,965,203
Balance, amount at Mar. 31, 2021	3,349,943	$ 260	0	54,006,867	(50,603,560)	(53,624)	3,403,567
Paid-in capital - beneficial conversion feature	428,595	0	0	428,595	0	0	428,595
Net loss	(1,542,717)	0	0	0	(1,542,713)	(4)	(1,542,713)
Paid-in capital - fair value of stock options and RSU vested	138,010	0	0	138,010	0	0	138,010
Paid-in capital - relative fair value of stock warrants granted	473,327	$ 0	0	473,327	0	0	473,327
Common stock issued for facility lease, shares		16,000
Common stock issued for facility lease, amount	49,600	$ 0	0	49,600	0	0	49,600
Balance, shares at Jun. 30, 2021		25,981,203
Balance, amount at Jun. 30, 2021	2,896,758	$ 260	0	55,096,399	(52,146,273)	(53,628)	2,950,386
Net loss	(2,021,416)	0	0	0	(2,021,412)	(4)	(2,021,412)
Paid-in capital - fair value of stock options and RSU vested	387,003	0	0	387,003	0	0	387,003
Paid-in capital - relative fair value of stock warrants granted	847,048	$ 0	0	847,048	0	0	847,048
Balance, shares at Sep. 30, 2021		25,981,203
Balance, amount at Sep. 30, 2021	$ 2,109,393	$ 260	$ 0	$ 56,330,450	$ (54,167,685)	$ (53,632)	$ 2,163,025